Schedule III-Supplementary Insurance Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplementary Insurance Information [Abstract]
Future policy benefits and expenses	$ 294.1	$ 289.3	$ 216.6
Unearned premiums	2.9	3.2	4.0
Claims and benefits payable	89.3	96.7	107.1
Premium revenue	1.0	4.5	21.7
Net investment income	2.1	2.4	6.0
Benefits claims, losses and settlement expenses	0.4	3.0	16.3
Other operating expenses	$ 0.7	$ 1.2	$ 6.7